UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.80%

COMMON STOCKS 54.46%

Aerospace & Defense 0.95%

DigitalGlobe, Inc.*	70	$1,670,200
Hexcel Corp.*	300	3,306,000
Lockheed Martin Corp.	50	3,888,000
Moog, Inc. Class A*	125	4,245,000

Total		13,109,200

Automobiles 0.31%

Honda Motor Co., Ltd. ADR	125	4,326,250

Beverages 0.73%

PepsiCo, Inc.	160	9,995,200

Biotechnology 1.81%

Amgen, Inc.*	100	5,661,000
BioMarin Pharmaceutical, Inc.*	180	3,600,000
Celgene Corp.*	165	9,820,800
Genzyme Corp.*	60	3,432,000
Human Genome Sciences, Inc.*	85	2,392,750

Total		24,906,550

Capital Markets 1.64%

Bank of New York Mellon Corp. (The)	200	5,704,000
BlackRock, Inc.	8	1,750,400
Franklin Resources, Inc.	35	3,560,200
Morgan Stanley	100	2,818,000
State Street Corp.	120	5,389,200
T. Rowe Price Group, Inc.	65	3,294,850

Total		22,516,650

Chemicals 1.03%

Dow Chemical Co. (The)	165	4,671,150
Monsanto Co.	75	5,298,750
Rockwood Holdings, Inc.*	175	4,198,250

Total		14,168,150

Commercial Banks 1.80%

Fifth Third Bancorp	300	3,663,000
PNC Financial Services Group, Inc. (The)	60	3,225,600
SunTrust Banks, Inc.	100	2,381,000
U.S. Bancorp	350	8,613,500
Wells Fargo & Co.	250	6,835,000

Total		24,718,100

Commercial Services & Supplies 0.29%

R.R. Donnelley & Sons Co.	200	3,978,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Shares (000)	Value
Communications Equipment 0.88%

JDS Uniphase Corp.*	375	$4,023,750
QUALCOMM, Inc.	220	8,071,800

Total		12,095,550

Computers & Peripherals 2.45%

Apple, Inc.*	60	12,277,200
Hewlett-Packard Co.	250	12,697,500
International Business Machines Corp.	35	4,450,600
QLogic Corp.*	240	4,368,000

Total		33,793,300

Consumer Finance 0.34%

Capital One Financial Corp.	125	4,718,750

Distributors 0.59%

Genuine Parts Co.	200	8,072,000

Diversified Financial Services 2.41%

Bank of America Corp.	731	12,183,458
JPMorgan Chase & Co.	500	20,985,000

Total		33,168,458

Diversified Telecommunication Services 2.81%

AT&T, Inc.	750	18,607,500
CenturyTel, Inc.	150	5,140,500
Qwest Communications International, Inc.	1,500	6,840,000
Verizon Communications, Inc.	175	5,062,750
Windstream Corp.	300	3,039,000

Total		38,689,750

Electric: Utilities 0.58%

UniSource Energy Corp.	275	8,013,500

Electrical Equipment 0.78%

Baldor Electric Co.	100	3,142,000
Emerson Electric Co.	160	7,574,400

Total		10,716,400

Electronic Equipment, Instruments & Components 0.32%

FLIR Systems, Inc.*	165	4,423,650

Energy Equipment & Services 0.58%

Transocean Ltd. (Switzerland)*(a)	100	7,982,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Shares (000)	Value
Food & Staples Retailing 1.89%

CVS Caremark Corp.	75	$2,531,250
Ingles Markets, Inc. Class A	443	6,247,689
Kroger Co. (The)	125	2,762,500
SUPERVALU, INC.	165	2,519,550
Wal-Mart Stores, Inc.	220	11,895,400

Total		25,956,389

Food Products 3.20%

Campbell Soup Co.	140	4,666,200
H.J. Heinz Co.	300	13,770,000
Kellogg Co.	300	15,645,000
Kraft Foods, Inc. Class A	350	9,950,500

Total		44,031,700

Hotels, Restaurants & Leisure 1.33%

Carnival Corp. Unit*	120	4,315,200
Marriott International, Inc. Class A	140	3,795,400
McDonald’s Corp.	100	6,385,000
Starwood Hotels & Resorts Worldwide, Inc.	100	3,870,000

Total		18,365,600

Household Products 0.55%

Procter & Gamble Co. (The)	120	7,593,600

Industrial Conglomerates 0.93%

3M Co.	60	4,809,000
General Electric Co.	500	8,030,000

Total		12,839,000

Information Technology Services 0.90%

SAIC, Inc.*	500	9,850,000
SRA International, Inc. Class A*	135	2,573,100

Total		12,423,100

Insurance 1.02%

ACE Ltd. (Switzerland)(a)	135	6,748,650
MetLife, Inc.	200	7,278,000

Total		14,026,650

Internet Software & Services 0.20%

Sohu.com, Inc. (China)*(a)	55	2,790,945

Machinery 2.82%

Actuant Corp. Class A	350	6,338,500
Danaher Corp.	120	8,876,400
Oshkosh Corp.*	75	2,859,000
Parker Hannifin Corp.	100	6,031,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Shares (000)	Value
Machinery (continued)

Snap-on, Inc.	350	$14,777,000

Total		38,881,900

Media 0.55%

Charter Communications, Inc. Class A*	14	430,988
Charter Communications, Inc. Class A*(b)	68	2,029,248
Walt Disney Co. (The)	165	5,154,600

Total		7,614,836

Metals & Mining 0.57%

Allegheny Technologies, Inc.	65	2,837,900
Titanium Metals Corp.*	150	1,768,500
United States Steel Corp.	60	3,176,400

Total		7,782,800

Multi-Line Retail 1.75%

J.C. Penney Co., Inc.	185	5,102,300
Kohl’s Corp.*	150	8,073,000
Nordstrom, Inc.	60	2,216,400
Target Corp.	170	8,758,400

Total		24,150,100

Multi-Utilities 0.27%

Ameren Corp.	150	3,706,500

Oil, Gas & Consumable Fuels 7.39%

Chevron Corp.	350	25,305,000
ConocoPhillips	360	17,280,000
Continental Resources, Inc.*	100	3,948,000
Devon Energy Corp.	40	2,754,400
EOG Resources, Inc.	200	18,810,000
Exxon Mobil Corp.	200	13,000,000
Hess Corp.	128	7,508,760
Marathon Oil Corp.	200	5,790,000
Petroleo Brasileiro SA ADR	115	4,419,840
XTO Energy, Inc.	65	2,970,500

Total		101,786,500

Pharmaceuticals 5.40%

Bristol-Myers Squibb Co.	450	11,029,500
Johnson & Johnson	175	11,025,000
Merck & Co., Inc.	120	4,425,600
Mylan, Inc.*	1,250	26,675,000
Pfizer, Inc.	800	14,040,000
Teva Pharmaceutical Industries Ltd. ADR	118	7,087,181

Total		74,282,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Shares (000)	Value
Road & Rail 0.49%

Union Pacific Corp.	100	$6,737,000

Semiconductors & Semiconductor Equipment 1.18%

Broadcom Corp. Class A	175	5,481,000
Intel Corp.	250	5,132,500
Micron Technology, Inc.*	350	3,171,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	251	2,449,678

Total		16,234,178

Software 3.04%

Adobe Systems, Inc.*	200	6,930,000
Citrix Systems, Inc.*	175	7,526,750
Microsoft Corp.	700	20,062,000
Oracle Corp.	300	7,395,000

Total		41,913,750

Specialty Retail 0.31%

Home Depot, Inc. (The)	135	4,212,000

Textiles, Apparel & Luxury Goods 0.37%

NIKE, Inc. Class B	75	5,070,000

Total Common Stocks (cost $703,447,664)		749,790,287

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.49%

Aerospace & Defense 0.46%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$6,000	6,292,500

Beverages 0.23%

Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,206,250

Biotechnology 1.45%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	4,000	5,295,000
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	10,530,000
Millipore Corp.	3.75%	6/1/2026	3,500	4,095,000

Total				19,920,000

Commercial Services & Supplies 0.29%

CRA International, Inc.	2.875%	6/15/2034	4,000	4,015,000

Communications Equipment 0.38%

Ciena Corp.	0.25%	5/1/2013	6,500	5,289,375

Computers & Peripherals 0.77%

NetApp, Inc.	1.75%	6/1/2013	4,500	5,118,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computers & Peripherals (continued)

SanDisk Corp.	1.00%	5/15/2013	$6,550	$5,452,875

Total				10,571,625

Electrical Equipment 0.76%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	4,625	4,162,500
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	6,243,750

Total				10,406,250

Electronic Equipment, Instruments & Components 0.34%

Itron, Inc.	2.50%	8/1/2026	4,000	4,735,000

Energy Equipment & Services 0.16%

SunPower Corp.	4.75%	4/15/2014	2,275	2,229,500

Health Care Providers & Services 0.42%

Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	5,795,625

Information Technology Services 0.53%

Symantec Corp.	0.75%	6/15/2011	7,000	7,332,500

Media 0.26%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,615,000

Metals & Mining 0.94%

ArcelorMittal (Luxembourg)(a)	5.00%	5/15/2014	2,000	2,880,000
Newmont Mining Corp.	1.25%	7/15/2014	4,000	5,110,000
Newmont Mining Corp.	3.00%	2/15/2012	1,500	1,861,875
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	3,125,000

Total				12,976,875

Pharmaceuticals 0.92%

Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	10,000	12,675,000

Real Estate Management & Development 0.08%

ProLogis	2.25%	4/1/2037	1,225	1,159,156

Semiconductors & Semiconductor Equipment 0.45%

Advanced Micro Devices, Inc.	5.75%	8/15/2012	1,340	1,331,625
Intel Corp.	2.95%	12/15/2035	5,000	4,793,750

Total				6,125,375

Software 0.91%

EMC Corp.	1.75%	12/1/2011	5,000	6,018,750
Informatica Corp.	3.00%	3/15/2026	2,000	2,655,000
Sybase, Inc.†	3.50%	8/15/2029	3,250	3,818,750

Total				12,492,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Telecommunication Services 0.14%

SBA Communications Corp.†	4.00%	10/1/2014	$1,400	$1,874,250

Total Convertible Bonds (cost $129,406,268)				130,711,781

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.46%

Agency/Government Related 0.01%

Fannie Mae	8.75%		100	153,000

Capital Markets 0.57%

AMG Capital Trust I	5.10%		200	7,775,000

Commercial Banks 1.04%

Wells Fargo & Co.	7.50%		15	14,295,000

Diversified Financial Services 1.11%

Bank of America Corp.	7.25%		9	7,713,750
Citigroup, Inc.	7.50%		70	7,508,200

Total				15,221,950

Electric: Utilities 0.29%

FPL Group, Inc.	8.375%		80	3,968,000

Food Products 1.08%

Archer Daniels Midland Co.	6.25%		200	8,320,000
Bunge Ltd.	4.875%		75	6,515,625

Total				14,835,625

Insurance 0.40%

XL Capital Ltd.	10.75%		200	5,536,000

Metals & Mining 0.23%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		30	3,229,800

Oil, Gas & Consumable Fuels 0.84%

El Paso Corp.	4.99%		12	11,583,000

Pharmaceuticals 0.75%

Mylan, Inc.	6.50%		8	10,312,000

Real Estate Investment Trusts 0.14%

Simon Property Group, Inc.	6.00%		30	1,990,800

Total Convertible Preferred Stocks (cost $91,256,830)				88,900,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(c) 0.48%

Diversified Financial Services 0.25%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	$3,523,084

Electronic Equipment, Instruments & Components 0.23%

Palm, Inc. Term Loan	3.76%	10/24/2014	3,541	3,120,468

Total Floating Rate Loans (cost $6,251,058)				6,643,552

			Shares (000)
FOREIGN COMMON STOCKS(d) 3.62%

China 0.35%

Metals & Mining

China Zhongwang Holdings Ltd.*			5,640	4,860,628

France 0.19%

Automobiles

Renault SA*			63	2,602,272

Germany 1.10%

Construction Materials 0.27%

HeidelbergCement AG			71	3,630,373

Diversified Telecommunication Services 0.32%

Deutsche Telekom AG Registered Shares			346	4,447,041

Household Products 0.36%

Henkel KGaA			112	4,923,292

Metals & Mining 0.15%

ThyssenKrupp AG			66	2,081,854

Total Germany				15,082,560

Greece 0.14%

Commercial Banks

National Bank of Greece SA*			105	1,953,678

Japan 0.37%

Household Durables

Sony Corp.			148	5,070,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments			Shares (000)	Value
Norway 0.25%

Commercial Banks

DnB NOR ASA*			315	$3,420,118

Switzerland 0.93%

Food Products 0.35%

Nestle SA Registered Shares			98	4,859,982

Pharmaceuticals 0.58%

Roche Holding Ltd. AG			48	7,965,243

Total Switzerland				12,825,225

United Kingdom 0.29%

Wireless Telecommunication Services

Vodafone Group plc			1,860	4,010,813

Total Foreign Common Stocks (cost $52,635,307)				49,825,754

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 23.28%

Aerospace & Defense 0.22%

GeoEye, Inc.†	9.625%	10/1/2015	$3,000	3,060,000

Air Freight & Logistics 0.22%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	3,015,500

Airlines 0.13%

United Air Lines, Inc.†	9.875%	8/1/2013	1,850	1,859,250

Auto Components 0.13%

Cooper-Standard Automotive, Inc.(e)	8.375%	12/15/2014	3,500	1,767,500

Automobiles 0.26%

TRW Automotive, Inc.†	8.875%	12/1/2017	3,500	3,543,750

Capital Markets 0.43%

International Lease Finance Corp.	6.375%	3/25/2013	3,500	3,084,701
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	2,842,000

Total				5,926,701

Chemicals 0.49%

Dow Chemical Co. (The)	8.55%	5/15/2019	1,250	1,513,651
Equistar Chemicals LP(e)	7.55%	2/15/2026	3,000	2,415,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Chemicals (continued)

INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016		$4,200	$2,751,000

Total					6,679,651

Commercial Banks 0.24%

Zions Bancorp	7.75%	9/23/2014		3,500	3,369,489

Commercial Services & Supplies 0.31%

Aleris International, Inc.(e)	10.00%	12/15/2016		1,800	42,750
Bunge NA Finance LP	5.90%	4/1/2017		1,625	1,679,873
First Data Corp.	9.875%	9/24/2015		3,000	2,610,000

Total					4,332,623

Communications Equipment 0.52%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018		1,500	1,522,500
Brocade Communications Systems, Inc.†	6.875%	1/15/2020		1,950	1,998,750
Hughes Network Systems LLC	9.50%	4/15/2014		3,500	3,596,250

Total					7,117,500

Consumer Finance 0.55%

American Express Credit Corp.	7.30%	8/20/2013		2,000	2,259,960
Ford Motor Credit Co. LLC	8.00%	6/1/2014		3,500	3,525,543
GMAC, Inc.†	8.30%	2/12/2015		1,775	1,794,969

Total					7,580,472

Containers & Packaging 1.22%

Ball Corp.	7.375%	9/1/2019		5,000	5,212,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	5,490,000
Graphic Packaging International Corp.	9.50%	8/15/2013		3,400	3,485,000
Sealed Air Corp.†	7.875%	6/15/2017		2,500	2,654,400

Total					16,841,900

Diversified Financial Services 1.40%

Capital One Capital VI	8.875%	5/15/2040		3,000	3,205,248
New York City Industrial Development Agency†	11.00%	3/1/2029		2,800	3,113,488
RBS Global & Rexnord Corp.	8.875%	9/1/2016		3,000	2,730,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014		3,500	3,561,250
RBS Global & Rexnord Corp.	11.75%	8/1/2016		3,000	3,135,000
Wachovia Capital Trust III	5.80%	—	(f)	1,000	815,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017		1,500	1,612,500
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015		1,000	1,075,000

Total					19,247,486

Diversified Telecommunication Services 1.76%

Cincinnati Bell, Inc.	7.00%	2/15/2015		8,500	8,202,500
Qwest Capital Funding, Inc.	7.90%	8/15/2010		4,500	4,657,500
SBA Telecommunications, Inc.†	8.25%	8/15/2019		2,500	2,637,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services (continued)

Syniverse Technologies, Inc.	7.75%	8/15/2013	$5,000	$5,050,000
Windstream Corp.	7.00%	3/15/2019	4,000	3,690,000

Total				24,237,500

Electric: Utilities 1.39%

Central Illinois Light Co.	8.875%	12/15/2013	3,000	3,503,178
Edison Mission Energy	7.75%	6/15/2016	7,025	5,655,125
Illinois Power Co.	9.75%	11/15/2018	2,500	3,253,193
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	9,000	6,771,600

Total				19,183,096

Electrical Equipment 0.48%

Baldor Electric Co.	8.625%	2/15/2017	4,000	4,120,000
Roper Industries, Inc.	6.625%	8/15/2013	2,225	2,507,559

Total				6,627,559

Electronic Equipment, Instruments & Components 0.51%

Agilent Technologies, Inc.	5.50%	9/14/2015	3,500	3,768,408
Emerson Electric Co.	5.25%	10/15/2018	3,000	3,244,785

Total				7,013,193

Energy Equipment & Services 0.05%

Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	700	654,500

Food & Staples Retailing 0.43%

Duane Reade, Inc.	11.75%	8/1/2015	3,000	3,795,000
Rite Aid Corp.	9.375%	12/15/2015	2,500	2,100,000

Total				5,895,000

Health Care Equipment & Supplies 1.00%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,675,000
Biomet, Inc.	10.00%	10/15/2017	3,000	3,292,500
HCA, Inc.	9.125%	11/15/2014	6,450	6,796,688

Total				13,764,188

Health Care Providers & Services 1.31%

Community Health Systems, Inc.	8.875%	7/15/2015	7,000	7,262,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,570,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,140,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	3,075	3,036,562

Total				18,009,062

Hotels, Restaurants & Leisure 1.03%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,107,304
McDonald’s Corp.	5.00%	2/1/2019	1,800	1,910,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure (continued)

River Rock Entertainment Authority (The)	9.75%	11/1/2011	$1,700	$1,574,625
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	4,000	4,290,000
Station Casinos, Inc.(e)	6.50%	2/1/2014	4,000	40,800
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,232,500

Total				14,156,100

Household Durables 0.74%

Beazer Homes USA, Inc.	6.50%	11/15/2013	1,675	1,524,250
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,545,000
K Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,758,750
Lennar Corp.	12.25%	6/1/2017	2,500	3,006,250
Whirlpool Corp.	8.60%	5/1/2014	2,000	2,331,088

Total				10,165,338

Independent Power Producers & Energy Traders 1.30%

AES Corp. (The)	8.00%	10/15/2017	2,500	2,496,875
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	7,040,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	6,317,500
NRG Energy, Inc.	7.25%	2/1/2014	2,000	2,020,000

Total				17,874,375

Information Technology Services 0.45%

SunGard Data Systems, Inc.	10.25%	8/15/2015	6,000	6,255,000

Insurance 0.20%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	2,500	2,725,000

Leisure Equipment & Products 0.35%

Expedia, Inc.	8.50%	7/1/2016	1,500	1,650,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,180,000

Total				4,830,000

Machinery 0.07%

Oshkosh Corp.†	8.50%	3/1/2020	925	925,000

Media 1.18%

Affinion Group, Inc.	11.50%	10/15/2015	4,000	4,100,000
Barrington Broadcasting Group LLC	10.50%	8/15/2014	3,125	2,664,062
CBS Corp.	8.875%	5/15/2019	1,850	2,200,629
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	4,237,625
Mediacom Communications Corp.†	9.125%	8/15/2019	1,500	1,515,000
WMG Acquisition Corp.†	9.50%	6/15/2016	1,420	1,498,100

Total				16,215,416

Metals & Mining 0.93%

Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,000	5,432,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Mining (continued)

Noranda Aluminum Acquisition Corp. PIK	5.274%#	5/15/2015	$4,768	$3,755,072
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	3,000	3,555,000

Total				12,742,362

Multi-Line Retail 0.20%

Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	2,500	2,756,250

Multi-Utilities 0.59%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,238,763
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,849,807

Total				8,088,570

Oil, Gas & Consumable Fuels 1.86%

Chesapeake Energy Corp.	7.25%	12/15/2018	2,000	1,980,000
Chesapeake Energy Corp.	7.625%	7/15/2013	2,000	2,095,000
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,165,000
El Paso Corp.	7.00%	6/15/2017	2,500	2,520,172
El Paso Corp.	7.25%	6/1/2018	3,300	3,337,693
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,970,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	5,300	5,379,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,143,790

Total				25,591,155

Personal Products 0.22%

Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	3,015,000

Specialty Retail 0.31%

Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,305,000

Textiles, Apparel & Luxury Goods 0.19%

Levi Strauss & Co.	9.75%	1/15/2015	2,500	2,618,750

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(e)	6.875%	6/15/2011	4,350	54,375

Wireless Telecommunication Services 0.61%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	4,010,000
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,412,500

Total				8,422,500

Total High Yield Corporate Bonds (cost $326,134,619)				320,466,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 28, 2010

Investments			Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae* (cost $3,071,479)	Zero Coupon		122	$132,084

	Exercise Price	Expiration Date
WARRANT 0.00%

Media

Charter Communications, Inc.* (cost $31,210)	$46.86	11/30/2014	9	46,814

Total Long-Term Investments (cost $1,312,234,435)				1,346,516,558

			Principal Amount (000)
SHORT-TERM INVESTMENT 1.19%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $15,940,000 of Federal Home Loan Mortgage Corp. at 4.75% due 1/18/2011; value: $16,657,300; proceeds: $16,326,518 (cost $16,326,504)			$16,327	16,326,504

Total Investments in Securities 98.99% (cost $1,328,560,939)				1,362,843,062

Other Assets in Excess of Liabilities 1.01%				13,868,930

Net Assets 100.00%				$1,376,711,992

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on February 28, 2010 is $29.75.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major United States banks. The rate shown is the rate in effect at February 28, 2010.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.
(f)	Security is perpetual in nature and has no stated maturity.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.27%

Aerospace & Defense 2.34%

Boeing Co. (The)	10,596	$669
Honeywell International, Inc.	151,500	6,084
Precision Castparts Corp.	85,900	9,685
United Technologies Corp.	111,200	7,634

Total		24,072

Beverages 1.56%

Coca-Cola Co. (The)	190,600	10,048
PepsiCo, Inc.	96,300	6,016

Total		16,064

Biotechnology 3.32%

Amgen, Inc.*	229,700	13,003
Celgene Corp.*	91,700	5,458
Genzyme Corp.*	77,200	4,416
Gilead Sciences, Inc.*	150,924	7,186
Myriad Genetics, Inc.*	69,400	1,596
Vertex Pharmaceuticals, Inc.*	61,300	2,489

Total		34,148

Capital Markets 6.39%

Bank of New York Mellon Corp. (The)	108,818	3,103
Franklin Resources, Inc.	51,000	5,188
Goldman Sachs Group, Inc. (The)	138,100	21,592
Morgan Stanley	488,300	13,760
State Street Corp.	321,100	14,421
T. Rowe Price Group, Inc.	152,400	7,725

Total		65,789

Chemicals 5.27%

Celanese Corp. Series A	164,100	5,118
Dow Chemical Co. (The)	471,500	13,348
E.I. du Pont de Nemours & Co.	113,500	3,827
Monsanto Co.	271,300	19,167
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	115,500	12,758

Total		54,218

Commercial Banks 5.42%

Fifth Third Bancorp	725,800	8,862
PNC Financial Services Group, Inc. (The)	230,800	12,408
Regions Financial Corp.	857,000	5,785
SunTrust Banks, Inc.	192,700	4,588
U.S. Bancorp	350,400	8,623
Wells Fargo & Co.	568,500	15,543

Total		55,809

Communications Equipment 3.07%

Cisco Systems, Inc.*	667,700	16,245
Nokia Corp. ADR	236,500	3,186
QUALCOMM, Inc.	331,300	12,155

Total		31,586

Computers & Peripherals 6.06%

Apple, Inc.*	132,400	27,092
Dell, Inc.*	719,700	9,522
EMC Corp.*	493,600	8,633
Hewlett-Packard Co.	336,413	17,086

Total		62,333

Consumer Finance 0.96%

Capital One Financial Corp.	261,700	9,879

Diversified Financial Services 5.13%

Bank of America Corp.	1,714,548	28,564
JPMorgan Chase & Co.	576,428	24,193

Total		52,757

Diversified Telecommunication Services 1.26%

AT&T, Inc.	367,802	9,125
Verizon Communications, Inc.	132,300	3,828

Total		12,953

Electric Utilities 0.49%

FPL Group, Inc.	61,232	2,839
Progress Energy, Inc.	58,000	2,221

Total		5,060

Electrical Equipment 0.24%

Emerson Electric Co.	52,878	2,503

Electronic Equipment, Instruments & Components 0.75%

Corning, Inc.	310,203	5,469
Dolby Laboratories, Inc. Class A*	42,600	2,269

Total		7,738

Energy Equipment & Services 2.60%

Schlumberger Ltd.	274,400	16,766
Smith International, Inc.	139,300	5,710
Weatherford International Ltd. (Switzerland)* (a)	254,900	4,254

Total		26,730

Food & Staples Retailing 0.97%

CVS Caremark Corp.	184,248	6,218
Wal-Mart Stores, Inc.	69,300	3,747

Total		9,965

Food Products 0.68%

Kellogg Co.	51,800	2,701
Kraft Foods, Inc. Class A	151,300	4,302

Total		7,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies 0.53%
Baxter International, Inc.	50,587	$2,880
St. Jude Medical, Inc.*	66,900	2,557

Total		5,437

Health Care Providers & Services 2.34%

Express Scripts, Inc.*	132,900	12,760
Medco Health Solutions, Inc.*	119,902	7,583
Quest Diagnostics, Inc.	65,856	3,737

Total		24,080

Hotels, Restaurants & Leisure 6.06%

Boyd Gaming Corp.*	189,600	1,449
Carnival Corp. Unit	318,300	11,446
Darden Restaurants, Inc.	86,200	3,495
Hyatt Hotels Corp. Class A*	49,639	1,660
International Game Technology	365,200	6,409
Marriott International, Inc. Class A	562,378	15,246
Royal Caribbean Cruises Ltd.*	79,100	2,236
Starwood Hotels & Resorts Worldwide, Inc.	213,800	8,274
Wynn Resorts Ltd.	190,800	12,129

Total		62,344

Household Products 1.86%

Colgate-Palmolive Co.	42,255	3,505
Procter & Gamble Co. (The)	246,097	15,573

Total		19,078

Industrial Conglomerates 1.19%

General Electric Co.	762,700	12,249

Insurance 1.57%

MetLife, Inc.	278,900	10,149
Prudential Financial, Inc.	114,500	6,001

Total		16,150

Internet Software & Services 2.07%

Google, Inc. Class A*	40,500	21,335

IT Services 0.30%

MasterCard, Inc. Class A	13,900	3,119

Machinery 1.34%

Eaton Corp.	76,800	5,232
Parker Hannifin Corp.	142,300	8,582

Total		13,814

Media 1.45%

Time Warner, Inc.	203,800	5,918
Walt Disney Co. (The)	288,137	9,002

Total		14,920

Metals & Mining 1.45%

Freeport-McMoRan Copper & Gold, Inc.	102,565	7,709
United States Steel Corp.	136,300	7,216

Total		14,925

Multi-Line Retail 3.02%

J.C. Penney Co., Inc.	202,500	5,585
Kohl’s Corp.*	166,500	8,961
Macy’s, Inc.	98,700	1,890
Target Corp.	284,000	14,632

Total		31,068

Multi-Utilities 0.32%

Dominion Resources, Inc.	86,800	3,298

Oil, Gas & Consumable Fuels 8.64%

Apache Corp.	76,600	7,939
Chevron Corp.	125,400	9,066
ConocoPhillips	87,300	4,190
Continental Resources, Inc.*	81,200	3,206
Devon Energy Corp.	71,561	4,928
EOG Resources, Inc.	60,200	5,662
Exxon Mobil Corp.	258,015	16,771
Hess Corp.	216,300	12,719
Marathon Oil Corp.	35,800	1,036
Occidental Petroleum Corp.	84,900	6,779
Petrohawk Energy Corp.*	80,700	1,727
Range Resources Corp.	37,600	1,903
Southwestern Energy Co.*	84,600	3,600
Suncor Energy, Inc. (Canada)(a)	323,393	9,349

Total		88,875

Pharmaceuticals 5.35%

Abbott Laboratories	198,800	10,791
Johnson & Johnson	236,500	14,900
Merck & Co., Inc.	377,100	13,907
Pfizer, Inc.	879,300	15,432

Total		55,030

Professional Services 0.40%

Monster Worldwide, Inc.*	293,200	4,090

Real Estate Investment Trusts 0.66%

Host Hotels & Resorts, Inc.*	582,661	6,823

Road & Rail 1.37%

Union Pacific Corp.	208,800	14,067

Semiconductors & Semiconductor Equipment 2.96%

Broadcom Corp. Class A	116,100	3,636
Intel Corp.	726,700	14,919
Micron Technology, Inc.*	867,100	7,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 28, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment (continued)

Texas Instruments, Inc.	166,200	$4,052

Total		30,463

Software 6.20%

Activision Blizzard, Inc.	1,055,126	11,216
Adobe Systems, Inc.*	429,653	14,888
Microsoft Corp.	784,000	22,469
Oracle Corp.	304,300	7,501
Shanda Games Ltd. ADR*	62,300	515
VMware, Inc. Class A*	145,900	7,224

Total		63,813

Specialty Retail 2.93%

Bed Bath & Beyond, Inc.*	76,800	3,196
Best Buy Co., Inc.	207,700	7,581
Dick’s Sporting Goods, Inc.*	512,408	12,467
Home Depot, Inc. (The)	221,000	6,895

Total		30,139

Textiles, Apparel & Luxury Goods 0.51%

Coach, Inc.	144,044	5,249

Tobacco 0.24%

Altria Group, Inc.	124,200	2,499

Total Common Stocks (cost $891,998,004)		1,021,472

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.59%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $6,160,000 of Federal Home Loan Bank at 1.05% due 11/15/2010; value: $6,206,200; proceeds: $6,081,312 (cost $6,081,307)	$6,081	6,081

Total Investments in Securities 99.86% (cost $898,079,311)		1,027,553

Other Assets in Excess of Liabilities 0.14%		1,425

Net Assets 100.00%		$1,028,978

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2010

Investments	Shares	Value (000)
COMMON STOCKS 100.33%

Aerospace & Defense 1.78%
Precision Castparts Corp.	49,276	$5,556
Rockwell Collins, Inc.	93,852	5,282

Total		10,838

Air Freight & Logistics 1.46%

C.H. Robinson Worldwide, Inc.	57,029	3,041
Expeditors International of Washington, Inc.	160,159	5,841

Total		8,882

Auto Components 1.46%

Gentex Corp.	138,012	2,679
Goodyear Tire & Rubber Co. (The)*	236,782	3,076
Lear Corp.*	45,132	3,126

Total		8,881

Biotechnology 2.13%

Alexion Pharmaceuticals, Inc.*	62,331	3,087
Human Genome Sciences, Inc.*	68,019	1,915
Onyx Pharmaceuticals, Inc.*	130,884	3,633
Vertex Pharmaceuticals, Inc.*	106,978	4,344

Total		12,979

Capital Markets 5.80%

Affiliated Managers Group, Inc.*	62,553	4,449
BlackRock, Inc.	23,267	5,091
Invesco Ltd.	166,553	3,264
Jefferies Group, Inc.	175,188	4,373
Lazard Ltd. Class A	132,669	4,767
T. Rowe Price Group, Inc.	186,038	9,430
TD Ameritrade Holding Corp.*	228,626	3,999

Total		35,373

Chemicals 3.14%

Air Products & Chemicals, Inc.	51,868	3,557
Albemarle Corp.	75,803	2,842
Celanese Corp. Series A	175,562	5,476
Intrepid Potash, Inc.*	143,177	3,940
Nalco Holding Co.	144,524	3,362

Total		19,177

Commercial Banks 3.69%

City National Corp.	96,195	4,802
Fifth Third Bancorp	349,301	4,265
KeyCorp	663,403	4,743
Regions Financial Corp.	631,261	4,261
SunTrust Banks, Inc.	186,194	4,433

Total		22,504

Communications Equipment 1.55%

F5 Networks, Inc.*	80,744	4,506
Juniper Networks, Inc.*	108,805	3,044
Palm, Inc.*	312,596	1,907

Total		9,457

Computers & Peripherals 2.33%

NetApp, Inc.*	294,850	8,848
Western Digital Corp.*	139,299	5,381

Total		14,229

Construction & Engineering 0.51%

URS Corp.*	67,495	3,139

Consumer Finance 0.74%

Capital One Financial Corp.	118,741	4,482

Containers & Packaging 0.59%

Owens-Illinois, Inc.*	120,492	3,571

Diversified Consumer Services 0.80%

Apollo Group, Inc. Class A*	81,810	4,899

Diversified Financial Services 1.54%

IntercontinentalExchange, Inc.*	29,987	3,217
Moody’s Corp.	231,843	6,172

Total		9,389

Electrical Equipment 1.03%

Cooper Industries plc	68,789	3,120
Rockwell Automation, Inc.	57,911	3,132

Total		6,252

Electronic Equipment, Instruments & Components 2.62%

Agilent Technologies, Inc.*	115,088	3,621
Amphenol Corp. Class A	105,952	4,413
Avnet, Inc.*	131,676	3,636
Itron, Inc.*	64,746	4,335

Total		16,005

Energy Equipment & Services 4.09%

Atwood Oceanics, Inc.*	111,630	3,735
Cameron International Corp.*	161,654	6,649
Diamond Offshore Drilling, Inc.	53,095	4,636
Helmerich & Payne, Inc.	63,037	2,554
Key Energy Services, Inc.*	257,245	2,608
Oceaneering International, Inc.*	78,584	4,750

Total		24,932

Food Products 0.33%

Green Mountain Coffee Roasters, Inc.*	23,671	1,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies 4.27%

Edwards Lifesciences Corp.*	22,303	$2,048
Integra LifeSciences Holdings Corp.*	48,137	1,916
Intuitive Surgical, Inc.*	20,627	7,160
Kinetic Concepts, Inc.*	111,194	4,661
NuVasive, Inc.*	102,744	4,108
ResMed, Inc.*	107,648	6,145

Total		26,038

Health Care Providers & Services 4.33%

AmerisourceBergen Corp.	123,845	3,473
CIGNA Corp.	151,141	5,178
DaVita, Inc.*	59,726	3,680
Express Scripts, Inc.*	56,657	5,440
Humana, Inc.*	136,793	6,474
Owens & Minor, Inc.	48,413	2,162

Total		26,407

Health Care Technology 0.84%

Cerner Corp.*	61,455	5,098

Hotels, Restaurants & Leisure 3.47%

International Game Technology	270,700	4,751
Marriott International, Inc. Class A	212,700	5,766
MGM Mirage*	347,613	3,664
Starwood Hotels & Resorts Worldwide, Inc.	179,534	6,948

Total		21,129

Insurance 0.88%

Principal Financial Group, Inc.	232,216	5,390

Internet & Catalog Retail 0.71%

priceline.com, Inc.*	19,153	4,343

Internet Software & Services 1.01%

Equinix, Inc.*	65,204	6,160

IT Services 2.47%

Alliance Data Systems Corp.*	81,511	4,519
Cognizant Technology Solutions Corp. Class A*	218,986	10,540

Total		15,059

Life Sciences Tools & Services 0.97%

Affymetrix, Inc.*	457,052	3,341
PAREXEL International Corp.*	128,121	2,582

Total		5,923

Machinery 1.89%

Deere & Co.	32,816	1,880
Kennametal, Inc.	135,301	3,525
Pall Corp.	63,943	2,524
Parker Hannifin Corp.	59,458	3,586

Total		11,515

Media 1.14%

DreamWorks Animation SKG, Inc. Class A*	54,256	2,358
Lamar Advertising Co. Class A*	152,884	4,599

Total		6,957

Metals & Mining 2.70%

Cliffs Natural Resources, Inc.	47,129	2,658
Compass Minerals International, Inc.	44,391	3,353
United States Steel Corp.	101,068	5,351
Walter Energy, Inc.	64,584	5,074

Total		16,436

Multi-Line Retail 2.16%

J.C. Penney Co., Inc.	128,980	3,557
Nordstrom, Inc.	260,357	9,618

Total		13,175

Oil, Gas & Consumable Fuels 3.83%

Cabot Oil & Gas Corp.	96,126	3,858
CONSOL Energy, Inc.	151,162	7,613
Continental Resources, Inc.*	75,239	2,970
Petrohawk Energy Corp.*	114,250	2,445
Range Resources Corp.	65,143	3,297
Southwestern Energy Co.*	74,629	3,175

Total		23,358

Personal Products 0.75%

Estee Lauder Cos., Inc. (The) Class A	76,403	4,594

Pharmaceuticals 1.71%

Amylin Pharmaceuticals, Inc.*	64,119	1,212
Warner Chilcott plc Class A (Ireland)* (a)	219,844	5,984
Watson Pharmaceuticals, Inc.*	81,443	3,241

Total		10,437

Professional Services 1.50%

Monster Worldwide, Inc.*	332,140	4,633
Robert Half International, Inc.	161,201	4,498

Total		9,131

Real Estate Management & Development 0.69%

CB Richard Ellis Group, Inc. Class A*	320,549	4,231

Road & Rail 2.64%

Con-way, Inc.	128,572	4,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2010

Investments	Shares	Value (000)
Road & Rail (continued)
J.B. Hunt Transport Services, Inc.	132,912	$4,716
Kansas City Southern*	210,918	7,234

Total		16,127

Semiconductors & Semiconductor Equipment 10.46%

Altera Corp.	188,707	4,610
Analog Devices, Inc.	194,210	5,679
Atheros Communications, Inc.*	150,836	5,413
Broadcom Corp. Class A	78,190	2,449
Cree, Inc.*	89,291	6,057
Cypress Semiconductor Corp.*	454,008	5,375
Lam Research Corp.*	158,020	5,358
Linear Technology Corp.	78,206	2,125
Marvell Technology Group Ltd.*	288,240	5,569
Microchip Technology, Inc.	87,342	2,363
NVIDIA Corp.*	396,747	6,427
ON Semiconductor Corp.*	562,543	4,478
Silicon Laboratories, Inc.*	100,904	4,585
Varian Semiconductor Equipment Associates, Inc.*	109,534	3,295

Total		63,783

Software 4.20%

ANSYS, Inc.*	131,925	5,786
Citrix Systems, Inc.*	152,280	6,550
Intuit, Inc.*	87,327	2,826
McAfee, Inc.*	39,911	1,584
Nuance Communications, Inc.*	237,582	3,419
VMware, Inc. Class A*	109,699	5,431

Total		25,596

Specialty Retail 9.40%

Abercrombie & Fitch Co. Class A	125,142	4,558
American Eagle Outfitters, Inc.	302,995	5,112
Bed Bath & Beyond, Inc.*	146,654	6,102
CarMax, Inc.*	211,115	4,262
Dick’s Sporting Goods, Inc.*	138,197	3,362
Dress Barn, Inc. (The)*	177,655	4,416
Limited Brands, Inc.	410,945	9,086
O’Reilly Automotive, Inc.*	99,090	3,894
Staples, Inc.	145,247	3,742
Tiffany & Co.	96,793	4,297
TJX Companies, Inc. (The)	104,040	4,331
Urban Outfitters, Inc.*	129,113	4,159

Total		57,321

Textiles, Apparel & Luxury Goods 2.12%

Carter’s, Inc.*	108,714	3,116
Coach, Inc.	180,486	6,577
Polo Ralph Lauren Corp.	40,613	3,246

Total		12,939

Tobacco 0.60%

Lorillard, Inc.	49,789	3,637

Total Common Stocks (cost $479,631,981)		611,771

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $235,000 of Federal Home Loan Bank at 1.05% due 11/15/2010; value: $236,763; proceeds: $228,061 (cost $228,061)	$228	228

Total Investments in Securities 100.37% (cost $479,860,042)		611,999

Liabilities in Excess of Other Assets (0.37%)		(2,259)

Net Assets 100.00%		$609,740

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.10%

Aerospace & Defense 5.41%

AAR Corp.*	988,564	$22,421
Curtiss-Wright Corp.	1,786,255	57,249
Hexcel Corp.*(a)	5,975,512	65,850
Moog, Inc. Class A*	931,162	31,622

Total		177,142

Air Freight & Logistics 3.31%

Atlas Air Worldwide Holdings, Inc.*	1,028,400	46,360
Hub Group, Inc. Class A*	1,350,705	36,429
UTi Worldwide, Inc.	1,712,200	25,563

Total		108,352

Auto Components 1.42%

Cooper Tire & Rubber Co.	932,500	16,356
WABCO Holdings, Inc.	1,132,200	30,275

Total		46,631

Building Products 0.78%

Quanex Building Products Corp.	1,629,391	25,386

Capital Markets 0.66%

KBW, Inc.*	914,100	21,719

Chemicals 5.53%

Arch Chemicals, Inc.	559,759	17,280
Cabot Corp.	1,802,300	52,375
Ferro Corp.(a)	4,213,300	34,507
Koppers Holdings, Inc.(a)	1,271,100	35,337
Olin Corp.	2,370,700	41,511

Total		181,010

Commercial Banks 9.59%

BancorpSouth, Inc.	192,103	3,740
City National Corp.	747,600	37,320
Columbia Banking System, Inc.	1,151,700	23,564
Cullen/Frost Bankers, Inc.	317,100	17,171
CVB Financial Corp.	2,840,900	26,420
First Financial Bancorp	1,291,111	23,963
First Horizon National Corp.*	500,352	6,405
PacWest Bancorp	1,395,900	28,337
Signature Bank*	865,274	32,214
SVB Financial Group*	666,200	29,686
Texas Capital Bancshares, Inc.*(a)	1,895,554	31,940
Whitney Holding Corp.	2,237,283	28,749
Wilmington Trust Corp.	1,711,350	24,678

Total		314,187

Commercial Services & Supplies 0.63%

Korn/Ferry International*	685,227	11,704
Waste Connections, Inc.*	269,018	9,044

Total		20,748

Communications Equipment 0.93%

Arris Group, Inc.*	1,063,400	10,974
Comtech Telecommunications Corp.*	615,256	19,454

Total		30,428

Computers & Peripherals 1.32%

QLogic Corp.*	2,367,000	43,079

Construction & Engineering 2.33%

Chicago Bridge & Iron Co. NV (Netherlands)*(b)	2,269,500	49,225
Granite Construction, Inc.	975,852	26,963

Total		76,188

Containers & Packaging 1.77%

AptarGroup, Inc.	407,900	15,716
Greif, Inc. Class A	594,387	30,456
Silgan Holdings, Inc.	204,577	11,683

Total		57,855

Electrical Equipment 2.54%

Baldor Electric Co.	1,934,998	60,798
II-VI, Inc.*	802,715	22,508

Total		83,306

Electronic Equipment, Instruments & Components 6.60%

Anixter International, Inc.*	853,302	35,617
Coherent, Inc.*	670,000	21,299
Littelfuse, Inc.*(a)	1,091,234	38,837
Plexus Corp.*	1,597,954	55,113
Rogers Corp.*(a)	1,116,235	30,641
ScanSource, Inc.*(a)	1,338,925	34,812

Total		216,319

Energy Equipment & Services 3.95%

Bristow Group, Inc.*	1,345,944	48,737
Key Energy Services, Inc.*	3,169,500	32,139
Lufkin Industries, Inc.	235,800	17,225
Superior Energy Services, Inc.*	1,508,398	31,179

Total		129,280

Food & Staples Retailing 0.26%

Susser Holdings Corp.*(a)	1,014,652	8,503

Gas Utilities 0.95%

New Jersey Resources Corp.	466,800	17,001
Northwest Natural Gas Co.	42,481	1,869
UGI Corp.	487,200	12,204

Total		31,074

Health Care Equipment & Supplies 4.10%

Cooper Cos., Inc. (The)	898,000	35,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies (continued)

Greatbatch, Inc.*(a)	1,234,800	$24,103

Integra LifeSciences Holdings*	315,019	12,538
Invacare Corp.	1,337,700	36,492
Teleflex, Inc.	412,614	25,145

Total		134,252

Health Care Providers & Services 4.59%

Centene Corp.*	1,608,700	28,747
Gentiva Health Services, Inc.*	1,415,700	39,229
Healthspring, Inc.*	2,019,000	37,170
Odyssey HealthCare, Inc.*	1,504,700	26,377
Owens & Minor, Inc.	421,044	18,800

Total		150,323

Hotels, Restaurants & Leisure 1.08%

Gaylord Entertainment Co.*	611,314	13,761
Orient-Express Hotels Ltd. Class A*	1,885,800	21,555

Total		35,316

Industrial Conglomerates 0.72%

Otter Tail Corp.	1,185,768	23,703

Insurance 3.06%

Max Capital Group Ltd.	1,631,980	39,396
Navigators Group, Inc. (The)*	545,400	20,654
Zenith National Insurance Corp.	1,056,700	40,250

Total		100,300

IT Services 1.22%

MAXIMUS, Inc.	695,600	40,053

Machinery 4.08%

Donaldson Co., Inc.	546,800	22,561
EnPro Industries, Inc.*(a)	1,055,900	29,227
Kaydon Corp.	604,300	19,640
Kennametal, Inc.	1,317,391	34,318
Nordson Corp.	110,412	7,265
Robbins & Myers, Inc.	850,500	20,557

Total		133,568

Marine 1.19%

Kirby Corp.*	1,183,300	39,061

Metals & Mining 4.43%

A. M. Castle & Co.	1,015,711	11,701
Commercial Metals Co.	1,280,000	20,992
Compass Minerals International, Inc.	320,000	24,170
Reliance Steel & Aluminum Co.	1,250,270	55,437
RTI International Metals, Inc.*	927,222	22,281
Schnitzer Steel Industries, Inc. Class A	234,250	10,696

Total		145,277

Multi-Line Retail 1.43%

Big Lots, Inc.*	1,402,800	46,994

Oil, Gas & Consumable Fuels 1.63%

Arena Resources, Inc.*	560,700	23,230
Forest Oil Corp.*	754,000	20,433
Goodrich Petroleum Corp.*	503,223	9,697

Total		53,360

Personal Products 1.71%

Herbalife Ltd.	664,500	26,613
NBTY, Inc.*	646,583	29,355

Total		55,968

Pharmaceuticals 0.32%

Cypress Bioscience, Inc.*(a)	1,982,600	10,389

Professional Services 1.03%

TrueBlue, Inc.*(a)	2,531,700	33,596

Real Estate Investment Trusts 2.03%

Alexandria Real Estate Equities, Inc.	555,600	34,236
Entertainment Properties Trust	840,700	32,132

Total		66,368

Road & Rail 4.05%

Genesee & Wyoming, Inc. Class A*	815,826	25,984
Heartland Express, Inc.	2,917,014	44,659
Kansas City Southern*	743,900	25,516
Knight Transportation, Inc.	980,000	19,355
Werner Enterprises, Inc.	775,600	17,304

Total		132,818

Software 1.94%

Jack Henry & Associates, Inc.	1,326,700	29,957
Rovi Corp.*	1,005,124	33,672

Total		63,629

Specialty Retail 4.27%

Aeropostale, Inc.*	497,000	17,574
AnnTaylor Stores Corp.*	1,019,700	17,549
Children’s Place Retail Stores, Inc. (The)*	800,500	30,587
Dress Barn, Inc. (The)*	1,709,020	42,486
Gymboree Corp. (The)*	335,524	14,595
Pacific Sunwear of California, Inc.*(a)	3,834,140	17,177

Total		139,968

Textiles, Apparel & Luxury Goods 0.67%

Fossil, Inc.*	606,400	21,982

Thrifts & Mortgage Finance 3.83%

Danvers Bancorp, Inc.(a)	1,236,600	17,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2010

Investments	Shares	Value (000)
Thrifts & Mortgage Finance (continued)

MGIC Investment Corp.*	4,316,991	$33,068
People’s United Financial, Inc.	2,193,548	34,592
Washington Federal, Inc.	2,072,900	40,401

Total		125,584

Trading Companies & Distributors 1.74%

GATX Corp.	1,274,950	33,977
MSC Industrial Direct Co., Inc. Class A	436,100	19,873
Rush Enterprises, Inc. Class A*	300,000	3,279

Total		57,129

Total Common Stocks (cost $2,696,226,848)		3,180,845

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.19%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $1,085,000 of Federal Home Loan Bank at 1.05% due 11/15/2010, $5,090,000 of Federal Home Loan Bank at 0.95% due 11/30/2010, $47,000,000 of Federal Home Loan Bank at 0.50% due 11/23/2010 and $50,000,000 of Federal National Mortgage Assoc. at 6.625% due 11/15/2010; value: $106,462,450; proceeds: $104,371,520 (cost $104,371,433)	$104,371	104,371

Total Investments in Securities 100.29% (cost $2,800,598,281)		3,285,216

Liabilities in Excess of Other Assets (0.29%)		(9,344)

Net Assets 100.00%		$3,275,872

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Capital Structure Fund (“Capital Structure Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Capital Structure Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Floating Rate Loans-Capital Structure Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2010, Capital Structure Fund had no unfunded loan commitments.

(g)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing each Fund’s investments carried at value:

Capital Structure Fund					Classic Stock Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$749,790,287	$—	$—	$749,790,287	$1,021,472	$—	$—	$1,021,472
Convertible Bonds	—	130,711,781	—	130,711,781	—	—	—	—
Convertible Preferred Stocks	52,714,550	36,185,625	—	88,900,175	—	—	—	—
Floating Rate Loans	—	6,643,552	—	6,643,552	—	—	—	—
Foreign Common Stocks	49,825,754	—	—	49,825,754	—	—	—	—
High Yield Corporate Bonds	—	320,466,111	—	320,466,111	—	—	—	—
Non-Convertible Preferred Stock	132,084	—	—	132,084	—	—	—	—
Warrant	46,814	—	—	46,814	—	—	—	—
Repurchase Agreement	—	16,326,504	—	16,326,504	—	6,081	—	6,081

Total	$852,509,489	$510,333,573	$—	$1,362,843,062	$1,021,472	$6,081	$—	$1,027,553

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

Growth Opportunities Fund					Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$611,771	$—	$—	$611,771	$3,180,845	$—	$—	$3,180,845
Repurchase Agreement	—	228	—	228	—	104,371	—	104,371

Total	$611,771	$228	$—	$611,999	$3,180,845	$104,371	$—	$3,285,216

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investments for unobservable inputs (Level 3) that was used in determining fair value:

Capital Structure Fund
Investment Type	Balance as of December 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of February 28, 2010
Common Stocks	$1,736,357	$—	$15,458	$754,611	$(46,190)	$(2,460,236)	$—
Warrant	31,210	—	—	15,604	—	(46,814)	—

Total	$1,767,567	$—	$15,458	$770,215	$(46,190)	$(2,507,050)	$—

3. FEDERAL TAX INFORMATION

As of February 28, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund
Tax cost	$1,330,880,470	$900,752,316

Gross unrealized gain	120,017,493	158,224,409
Gross unrealized loss	(88,054,901)	(31,423,598)

Net unrealized security gain	$31,962,592	$126,800,811

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$480,480,116	$2,805,261,707

Gross unrealized gain	140,850,877	594,569,178
Gross unrealized loss	(9,332,077)	(114,615,098)

Net unrealized security gain	$131,518,800	$479,954,080

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2010:

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2010	Value at 2/28/2010	Net Realized Gain (Loss) 12/1/2009 to 2/28/2010(a)	Dividend Income 12/1/2009 to 2/28/2010(a)
Cypress Bioscience, Inc.	1,982,600	—	—	1,982,600	$10,388,824	$—	$—
Danvers Bancorp, Inc.	1,146,500	90,100	—	1,236,600	17,522,622	—	24,732
EnPro Industries, Inc.	1,055,900	—	—	1,055,900	29,227,312	—	—
Ferro Corp.	4,213,300	—	—	4,213,300	34,506,927	—	—
Financial Federal Corp. (b)	2,193,548	—	(2,193,548)	—	—	2,930,841	329,032
Greatbatch, Inc.	1,234,800	—	—	1,234,800	24,103,296	—	—
Hexcel Corp.	5,818,312	157,200	—	5,975,512	65,850,142	—	—
Koppers Holdings, Inc.	1,271,100	—	—	1,271,100	35,336,580	—	279,642
Littelfuse, Inc. (c)	1,083,461	7,773	—	1,091,234	38,837,018	—	—
Odyssey Healthcare, Inc. (b)	2,393,066	—	(888,366)	1,504,700	—	4,610,446	—
Pacific Sunwear of California, Inc. (c)	2,894,300	939,840	—	3,834,140	17,176,947		—
Rogers Corp.	1,447,735	—	(331,500)	1,116,235	30,640,651	(8,181,816)	—
ScanSource, Inc. (c)	1,168,299	170,626	—	1,338,925	34,812,050	—	—
Susser Holdings Corp.	1,014,652	—	—	1,014,652	8,502,784	—	—
Texas Capital Bancshares, Inc. (c)	1,638,454	257,100	—	1,895,554	31,940,085	—	—
TrueBlue, Inc.	2,529,500	2,200	—	2,531,700	33,595,659	—	—

Total					$412,440,897	$(640,529)	$633,406

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of February 28, 2010.
(c)	Not an affiliated issuer as of November 30, 2009.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on each Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 23, 2010